                                                                                                April 29, 2012

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

Re:  Dreyfus BASIC Money Market Fund, Inc.

       File No.  811-6604

Dear Sir/Madam,

            Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended February 28, 2013.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6903.

                                                                                                Very truly yours,

                                                                                                /s/ Benedetto E. Frosina

                                                                                                Benedetto E. Frosina,

                                                                                                Paralegal

BF/

Enclosures